Warrants (Details Narrative 6)	0 Months Ended				0 Months Ended	6 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	2,250,000	2,250,000
Expiration period						10 years
Exercise price (in dollars per unit)				0.60		0.4
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000		2,025,000